Advances for drilling units under construction and related costs (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Balance December 31, 2017	$ 0
Balance June 30, 2018	35,552
Advances for drilling units under construction
Property, Plant and Equipment [Line Items]
Balance December 31, 2017	0
Advances for drilling units under construction and related costs	35,522
Balance June 30, 2018	$ 35,522